Consolidation of subsidiaries (Details Text)									1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 18, 2023	Dec. 27, 2021	Aug. 12, 2021	Oct. 31, 2020	Aug. 31, 2020	Jul. 23, 2020	Aug. 09, 2019	Dec. 05, 2018	Jun. 30, 2024	Sep. 30, 2021 subsidiary	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Mar. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	May 13, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Oct. 02, 2019 BRL (R$)
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity											R$ 14,668,372,000	R$ 13,240,685,000		R$ 11,842,126,000		R$ 10,502,198,000
Number of subsidiaries established | subsidiary										4
BCPS
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity											R$ 2,565,000	R$ 2,203,000
Ownership interest acquired											100.00%	99.99%
FIDC
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity											R$ 4,958,822,000	R$ 4,596,689,000
Proportion of ownership interest transferred		15.00%
Ownership interest acquired									20.00%		100.00%	100.00%
PagSeguro Digital [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired									5.00%
TILIX
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity											R$ 53,202,000	R$ 49,288,000
Ownership interest acquired								100.00%			99.99%	99.99%
Yamí
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity											R$ 142,618,000	R$ 34,158,000
Ownership interest acquired							100.00%				99.99%	99.99%
Registra Seguro [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity																	R$ 5,000
CDS
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity											R$ 224,931,000	R$ 10,114,000
Ownership interest acquired					100.00%						99.99%	99.99%
ZYGO
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity											R$ 228,339,000	R$ 63,774,000
Ownership interest acquired						100.00%					99.99%	99.99%
MOIP
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity											R$ 689,110,000	R$ 122,152,000
Ownership interest acquired				100.00%							100.00%	100.00%
Concil
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity											R$ 343,169,000	R$ 13,643,000
Ownership interest acquired			100.00%								100.00%	100.00%
Paginvest Corretora
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity											R$ 16,843,000	R$ 15,976,000	R$ 15,000,000
Ownership interest acquired											99.99%	99.99%
Paginvest Corretora | Bottom of range
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity															R$ 2,000,000
Paginvest Corretora | Top of range
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity													R$ 13,000,000
Netpos
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity											R$ 4,904,000	R$ 2,409,000
Ownership interest acquired	90.00%										100.00%	100.00%
Percentage of voting equity interests acquired											100.00%	10.00%